Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Schedule of minimum lease payments under all non-cancellable leases

        As of December 31, 2017, minimum lease payments under all non-cancellable leases were as follows:

RMB
Year ending December 31, 2018	527,348
Year ending December 31, 2019	220,556
Year ending December 31, 2020	116,459
Year ending December 31, 2021	72,325
Year ending December 31, 2022	44,678
Thereafter	41,453

Total minimum lease payments	1,022,819